Dec. 31, 2024
BNY Mellon Large Cap Equity Fund
Fund Summary
Investment Objective
The fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Large Cap Equity Fund	A		C	I	Y
Maximum sales charge (load) imposed on purchases(as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load)(as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Large Cap Equity Fund		A	C	I	Y
Management fees		0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.17%	0.38%	0.13%	0.10%
Total other expenses		0.42%	0.63%	0.13%	0.10%
Total annual fund operating expenses		1.12%	2.08%	0.83%	0.80%
Fee waiver and/or expense reimbursement	[1]	(0.12%)	(0.33%)	(0.08%)	(0.05%)
Total annual fund operating expenses(after fee waiver and/or expense reimbursement)		1.00%	1.75%	0.75%	0.75%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75%. On or after May 1, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Large Cap Equity Fund - USD ($)	A	C	I	Y
1 Year	$ 671	$ 278	$ 77	$ 77
3 Years	899	620	257	250
5 Years	1,146	1,088	453	439
10 Years	$ 1,850	$ 2,384	$ 1,018	$ 985

Expense Example, No Redemption - BNY Mellon Large Cap Equity Fund - USD ($)	A	C	I	Y
1 Year	$ 671	$ 178	$ 77	$ 77
3 Years	899	620	257	250
5 Years	1,146	1,088	453	439
10 Years	$ 1,850	$ 2,384	$ 1,018	$ 985

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39.80% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth-oriented stocks and value-oriented stocks. The fund invests primarily in equity securities of U.S. issuers, but may invest in the equity securities of foreign issuers, including those in emerging market countries.

The fund is designed to provide investment exposure to the Equity Income Strategy and the Growth Strategy employed by Newton Investment Management North America, LLC, the fund's sub-adviser. The fund's portfolio manager responsible for portfolio construction uses a collaborative process, engaging with the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy to select the best opportunities from the companies identified and recommended from the strategies. Although there is no target or limitation on the amount of fund assets to be allocated to stocks of companies included in either investment strategy, the fund typically invests in stocks selected from both the Equity Income Strategy and the Growth Strategy.

Description of the Equity Income Strategy and the Growth Strategy

The following describes the investment strategies employed by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy in identifying investment opportunities for the fund.

Equity Income Strategy

The portfolio managers responsible for the Equity Income Strategy focus on dividend-paying stocks and other investments that provide income. The portfolio managers responsible for the Equity Income Strategy identify stocks through a disciplined investment process that combines computer modeling techniques and fundamental analysis. The Equity Income Strategy emphasizes those stocks with value characteristics, although the portfolio managers for the strategy also may identify for investment stocks with growth characteristics.

The portfolio managers responsible for the Equity Income Strategy may recommend selling a security held in the Equity Income Strategy when the rationale for purchasing it has changed. This might be because the target price has been reached or the portfolio managers responsible for the Equity Income Strategy believe that there has been a negative change in the fundamental factors surrounding the company.

Growth Strategy

The portfolio managers responsible for the Growth Strategy employ a growth-oriented investment style, which means that they seek to identify stocks of companies that are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Growth Strategy focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers responsible for the Growth Strategy focus on individual stock selection, instead of trying to predict which industries or sectors will perform best. The Growth Strategy portfolio managers use fundamental research complemented by "thematic insights" to identify companies considered to have attractive investment characteristics, such as strong business models and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable earnings growth.

The portfolio managers responsible for the Growth Strategy may recommend selling a security held in the Growth Strategy if the company's business momentum deteriorates or valuation becomes excessive. The portfolio managers responsible for the Growth Strategy also may recommend selling a security in the Growth Strategy if an event occurs that contradicts their rationale for purchasing it, such as deterioration in the company's financial fundamentals. In addition, the portfolio managers responsible for the Growth Strategy may recommend selling a security if better investment opportunities emerge elsewhere.

Portfolio Construction

The portfolio manager responsible for portfolio construction collaborates with both the portfolio managers responsible for the Equity Income Strategy and the portfolio managers responsible for the Growth Strategy to construct a high conviction portfolio (i.e., providing concentrated exposure to those securities the portfolio managers believe represent the highest quality companies recommended for their strategies), while seeking to manage risk. At the security level, the portfolio manager responsible for portfolio construction considers for investment by the fund those securities recommended by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. With the universe identified, portfolio construction targets preserving the main investment exposures that the portfolio managers for the separate strategies are seeking to provide. At the sector level, portfolio construction will tilt the fund's portfolio to reflect the preferences of the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. The fund's investment strategies may lead it to emphasize, from time to time, certain sectors, such as information technology, telecommunication services, healthcare and financials. The portfolio manager responsible for portfolio construction monitors security and sector weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio and adjust exposure limits as necessary.

Principal Risks
Risk Table - BNY Mellon Large Cap Equity Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Large-cap stock risk

• Large-cap stock risk: The fund invests in large capitalization stocks and may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

· Market sector risk

• Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

· Dividend-paying stock risk

• Dividend-paying stock risk: There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The focus of the fund's Equity Income Strategy on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2020, Q2: 22.24 Worst Quarter 2020, Q1: (19.28)
Average Annual Total Returns (as of 12/31/24)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns - BNY Mellon Large Cap Equity Fund	Label	1 Year	5 Years	10 Years	Inception Date
A	returns before taxes	16.40%	10.23%	10.88%
A | After Taxes on Distributions	returns after taxes on distributions	6.34%	5.23%	7.58%
A | After Taxes on Distributions and Sales	returns after taxes on distributions and sale of fund shares	16.42%	7.62%	8.41%
C	returns before taxes	21.80%	10.69%	10.67%
I	returns before taxes	23.79%	11.86%	11.86%
Y	returns before taxes	23.82%	11.87%	11.89%	Oct. 01, 2015
S&P 500® Index reflects no deductions for fees, expenses or taxes	S&P 500® Index	25.02%	14.52%	13.10%